Vanguard® Short-Term Treasury Index Fund
Schedule of Investments (unaudited)
As of November 30, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (99.5%)
U.S. Government Securities (99.5%)
United States Treasury Note/Bond	1.125%	6/30/21	60,013	60,369
United States Treasury Note/Bond	8.000%	11/15/21	21,340	22,934
United States Treasury Note/Bond	2.000%	12/31/21	102,465	104,530
United States Treasury Note/Bond	2.500%	1/15/22	88,430	90,779
United States Treasury Note/Bond	1.375%	1/31/22	193,470	196,281
United States Treasury Note/Bond	1.500%	1/31/22	163,145	165,745
United States Treasury Note/Bond	1.875%	1/31/22	106,487	108,650
United States Treasury Note/Bond	2.000%	2/15/22	31,394	32,110
United States Treasury Note/Bond	2.500%	2/15/22	202,935	208,738
United States Treasury Note/Bond	1.125%	2/28/22	677,165	685,524
United States Treasury Note/Bond	1.750%	2/28/22	10,063	10,266
United States Treasury Note/Bond	1.875%	2/28/22	38,419	39,253
United States Treasury Note/Bond	2.375%	3/15/22	10,055	10,344
United States Treasury Note/Bond	0.375%	3/31/22	44,200	44,338
United States Treasury Note/Bond	1.750%	3/31/22	212,602	217,186
United States Treasury Note/Bond	1.875%	3/31/22	172,113	176,093
United States Treasury Note/Bond	2.250%	4/15/22	1,190	1,224
United States Treasury Note/Bond	0.125%	4/30/22	933,935	933,935
United States Treasury Note/Bond	1.750%	4/30/22	2	2
United States Treasury Note/Bond	1.875%	4/30/22	603	618
United States Treasury Note/Bond	1.750%	5/15/22	15	15
United States Treasury Note/Bond	0.125%	5/31/22	175,795	175,740
United States Treasury Note/Bond	1.750%	5/31/22	259,756	266,006
United States Treasury Note/Bond	1.875%	5/31/22	27,695	28,413
United States Treasury Note/Bond	1.750%	6/15/22	210,830	216,035
United States Treasury Note/Bond	0.125%	6/30/22	146,725	146,679
United States Treasury Note/Bond	1.750%	6/30/22	124,744	127,902
United States Treasury Note/Bond	2.125%	6/30/22	38,359	39,552
United States Treasury Note/Bond	1.750%	7/15/22	143,635	147,361
United States Treasury Note/Bond	0.125%	7/31/22	178,605	178,549
United States Treasury Note/Bond	1.875%	7/31/22	190,280	195,721
United States Treasury Note/Bond	2.000%	7/31/22	159,880	164,776
United States Treasury Note/Bond	1.500%	8/15/22	206,795	211,577
United States Treasury Note/Bond	1.625%	8/15/22	124,107	127,229
United States Treasury Note/Bond	7.250%	8/15/22	2,525	2,829
United States Treasury Note/Bond	0.125%	8/31/22	166,265	166,187
United States Treasury Note/Bond	1.625%	8/31/22	200,875	206,022
United States Treasury Note/Bond	1.875%	8/31/22	54,582	56,220
United States Treasury Note/Bond	1.500%	9/15/22	108,204	110,791
United States Treasury Note/Bond	0.125%	9/30/22	154,395	154,323
United States Treasury Note/Bond	1.750%	9/30/22	61,750	63,554

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	1.875%	9/30/22	87,452	90,212
United States Treasury Note/Bond	1.375%	10/15/22	205,563	210,252
United States Treasury Note/Bond	0.125%	10/31/22	164,900	164,823
United States Treasury Note/Bond	1.875%	10/31/22	106,829	110,334
United States Treasury Note/Bond	2.000%	10/31/22	57,966	60,004
United States Treasury Note/Bond	1.625%	11/15/22	296,435	304,958
United States Treasury Note/Bond	0.125%	11/30/22	201,230	201,136
United States Treasury Note/Bond	2.000%	11/30/22	248,155	257,267
United States Treasury Note/Bond	1.625%	12/15/22	259,115	266,889
United States Treasury Note/Bond	2.125%	12/31/22	75,640	78,725
United States Treasury Note/Bond	1.500%	1/15/23	166,770	171,487
United States Treasury Note/Bond	1.750%	1/31/23	75,910	78,519
United States Treasury Note/Bond	2.375%	1/31/23	34,680	36,338
United States Treasury Note/Bond	1.375%	2/15/23	268,835	276,018
United States Treasury Note/Bond	2.000%	2/15/23	225,635	234,731
United States Treasury Note/Bond	1.500%	2/28/23	130,902	134,809
United States Treasury Note/Bond	2.625%	2/28/23	148,900	157,090
United States Treasury Note/Bond	0.500%	3/15/23	184,315	185,726
United States Treasury Note/Bond	1.500%	3/31/23	117,760	121,403
United States Treasury Note/Bond	2.500%	3/31/23	131,300	138,419
United States Treasury Note/Bond	0.250%	4/15/23	344,820	345,520
United States Treasury Note/Bond	1.625%	4/30/23	45,230	46,813
United States Treasury Note/Bond	2.750%	4/30/23	25,400	26,980
United States Treasury Note/Bond	0.125%	5/15/23	362,385	362,045
United States Treasury Note/Bond	1.750%	5/15/23	104,395	108,440
United States Treasury Note/Bond	1.625%	5/31/23	36,775	38,102
United States Treasury Note/Bond	2.750%	5/31/23	79,015	84,077
United States Treasury Note/Bond	0.250%	6/15/23	210,140	210,534
United States Treasury Note/Bond	1.375%	6/30/23	189,340	195,198
United States Treasury Note/Bond	2.625%	6/30/23	56,910	60,502
United States Treasury Note/Bond	0.125%	7/15/23	272,000	271,575
United States Treasury Note/Bond	1.250%	7/31/23	44,747	46,020
United States Treasury Note/Bond	2.750%	7/31/23	66,037	70,556
United States Treasury Note/Bond	0.125%	8/15/23	298,160	297,694
United States Treasury Note/Bond	2.500%	8/15/23	94,220	100,124
United States Treasury Note/Bond	6.250%	8/15/23	10,525	12,245
United States Treasury Note/Bond	1.375%	8/31/23	56,515	58,369
United States Treasury Note/Bond	2.750%	8/31/23	66,499	71,175
United States Treasury Note/Bond	0.125%	9/15/23	273,700	273,230
United States Treasury Note/Bond	1.375%	9/30/23	90,440	93,492
United States Treasury Note/Bond	2.875%	9/30/23	72,400	77,898
United States Treasury Note/Bond	0.125%	10/15/23	237,100	236,655
United States Treasury Note/Bond	1.625%	10/31/23	59,095	61,570
United States Treasury Note/Bond	2.875%	10/31/23	148,270	159,854
United States Treasury Note/Bond	0.250%	11/15/23	338,415	338,997
United States Treasury Note/Bond	2.750%	11/15/23	108,400	116,581
United States Treasury Note/Bond	2.125%	11/30/23	69,995	74,042
United States Treasury Note/Bond	2.875%	11/30/23	75,665	81,730
United States Treasury Note/Bond	2.250%	12/31/23	61,434	65,302
United States Treasury Note/Bond	2.625%	12/31/23	83,245	89,449
United States Treasury Note/Bond	2.500%	1/31/24	17,275	18,525
Total U.S. Government and Agency Obligations (Cost $13,170,962)				13,266,834

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[1]	Vanguard Market Liquidity Fund (Cost $34,695)	0.109%	346,962	34,696
Total Investments (99.8%) (Cost $13,205,657)				13,301,530
Other Assets and Liabilities—Net (0.2%)				27,521
Net Assets (100%)				13,329,051
Cost is in $000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of November 30, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	13,266,834	—	13,266,834
Temporary Cash Investments	34,696	—	—	34,696
Total	34,696	13,266,834	—	13,301,530